SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Other short-term borrowings from working capital facilities	$ 60,428	$ 59,832
Less: unamortized debt issuance costs	(78)	(112)
Short-term debt, excluding current installments of long-term debt	$ 60,350	$ 59,720